Unaudited Condensed Consolidated Interim Statements of Changes in Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	Preferred Stock		Common stock		Additional paid-in capital		Accumulated deficit	Accumulated Other Comprehensive Income (Loss)	Non- controlling interest	Total
Balance at Sep. 30, 2023				[1]	$ 25,544		$ (31,769)	$ 32		$ (6,193)
Balance (in Shares) at Sep. 30, 2023			1,259,333
Stock based compensation					230					230
Stock based compensation (in Shares)
Issuance of Old Nukk common stock in exchange for a receivable from Brilliant				[1]	1,802					1,802
Issuance of Old Nukk common stock in exchange for a receivable from Brilliant (in Shares)			47,533
Issuance of Old Nukk common stock to settle accrued expenses and other current liabilities				[1]	213					213
Issuance of Old Nukk common stock to settle accrued expenses and other current liabilities (in Shares)			5,629
Issuance of common stock to settle accrued expenses and other current liabilities				[1]	1,880					1,880
Issuance of common stock to settle accrued expenses and other current liabilities (in Shares)			361,532
Issuance of stock purchase warrants					518					518
Issuance of common stock to settle loans payable – related parties				[1]	271					271
Issuance of common stock to settle loans payable – related parties (in Shares)			8,767
Issuance of common stock to settle due to affiliates					2,727					2,727
Issuance of common stock to settle due to affiliates (in Shares)			94,710
Issuance of common stock in connection with reverse recapitalization				[1]	150					150
Issuance of common stock in connection with reverse recapitalization (in Shares)			321,495
Foreign currency translation adjustments								(177)		(177)
Comprehensive loss for the periord							(8,519)			(8,519)
Balance at Sep. 30, 2024				[1]	33,335		(40,288)	(145)		(7,098)
Balance (in Shares) at Sep. 30, 2024			2,098,999
Rounding of post-split shares outstanding per transfer agent				[1]							[1]
Rounding of post-split shares outstanding per transfer agent (in Shares)			57
Stock based compensation					6					6
Issuance of common stock as compensation for services				[1]	1,364					1,364
Issuance of common stock as compensation for services (in Shares)			847,500
Issuance of common stock in connection with Exit and Settlement Agreement				[1]	325					325
Issuance of common stock in connection with Exit and Settlement Agreement (in Shares)			140,100
Issuance of common stock as compensation to board of directors				[1]	959					959
Issuance of common stock as compensation to board of directors (in Shares)			690,000
Issuance of common stock to settle accrued expenses and other current liabilities				[1]	760					760
Issuance of common stock to settle accrued expenses and other current liabilities (in Shares)			354,660
Issuance of common stock, net of issuance of costs				[1]	478					478
Issuance of common stock, net of issuance of costs (in Shares)			249,263
Issuance of common stock to settle convertible notes payable				[1]	771					771
Issuance of common stock to settle convertible notes payable (in Shares)			319,952
Issuance of common stock in connection with private placement and embedded derivative, net of issuance costs				[1]							[1]
Issuance of common stock in connection with private placement and embedded derivative, net of issuance costs (in Shares)			230,000
Reclassification of stock purchase warrants from equity-classified to liability-classified					(238)					(238)
Foreign currency translation adjustments								111		111
Comprehensive loss for the periord							(160,788)			(160,788)
Balance at Dec. 31, 2024				[1]	37,760		(201,076)	(34)		(163,350)
Balance (in Shares) at Dec. 31, 2024			4,930,531
Issuance of common stock from exercise of pre-funded warrants				[1]	3,056					3,056
Issuance of common stock from exercise of pre-funded warrants (in Shares)			83,332
Stock based compensation					178					178
Foreign currency translation adjustments								(59)		(59)
Comprehensive loss for the periord							102,958			102,958
Balance at Mar. 31, 2025				[1]	40,994		(98,118)	(93)		(57,217)
Balance (in Shares) at Mar. 31, 2025			5,013,863
Balance at Dec. 31, 2024				[1]	37,760		(201,076)	(34)		(163,350)
Balance (in Shares) at Dec. 31, 2024			4,930,531
Issuance of common stock from exercise of warrants			$ 1		31,918					31,919
Issuance of common stock from exercise of warrants (in Shares)			7,185,861
Stock based compensation			$ 1		18,825					18,826
Stock based compensation (in Shares)			3,370,000
Issuance of common stock to settle accrued expenses and other current liabilities
Issuance of common stock and warrants for services performed				[1]	2,817					2,817
Issuance of common stock and warrants for services performed (in Shares)			310,000
Issuance of common stock in relation to settlement agreement				[1]	157					157
Issuance of common stock in relation to settlement agreement (in Shares)			12,500
Issuance of common stock in relation to conversion of notes				[1]	1,792					1,792
Issuance of common stock in relation to conversion of notes (in Shares)			503,455
Issuance of common stock from exercise of options				[1]		[1]
Issuance of common stock from exercise of options (in Shares)			85,710
Issuance of common stock in exchange for digital assets				[1]	4,360					4,360
Issuance of common stock in exchange for digital assets (in Shares)			522,710
Issuance of equity-classified warrants					7,080					7,080
Adjustments in relation to deconsolidation of subsidiary								213		213
Commitment to issue shares as penalty					300					300
Shares issued to settle commitment under ELOC agreement					1,250					1,250
Issuance of shares as collateral for investment				[1]		[1]
Issuance of shares as collateral for investment (in Shares)			2,000,000
Issuance of shares for settlement of debt on related party				[1]	509					509
Issuance of shares for settlement of debt on related party (in Shares)			105,000
Capital contribution – SCII					882				6,108	6,990
Accretion of Noncontrolling interests Subject to Possible Redemption					(4,913)				(1,981)	(6,894)
Foreign currency translation adjustments								(179)		(179)
Comprehensive loss for the periord							78,549		82	78,631
Balance at Dec. 31, 2025			$ 2		102,737		(122,527)		4,209	(15,579)
Balance (in Shares) at Dec. 31, 2025			19,025,767
Issuance of common stock from exercise of warrants				[1]	4,960					4,960
Issuance of common stock from exercise of warrants (in Shares)			3,483,848
Stock based compensation				[1]	1,907					$ 1,907
Stock based compensation (in Shares)			475,000
Issuance of common stock, net of issuance of costs (in Shares)										1,850,000
Issuance of common stock in relation to private placement				[1]		[1]					[1]
Issuance of common stock in relation to private placement (in Shares)			2,439,000
Issuance of common stock for purchase of subsidiaries			$ 1		24,902					24,903
Issuance of common stock for purchase of subsidiaries (in Shares)			6,620,340
Conversion of note into equity				[1]	3,153					3,153
Conversion of note into equity (in Shares)			1,625,000
Equity classified warrants issued at part of purchase of subsidiaries					45,646					45,646
Issuance of preferred stock in relation to private placement		[1]
Issuance of preferred stock in relation to private placement (in Shares)	200
Shares issue as penalty				[1]		[1]					[1]
Shares issue as penalty (in Shares)			73,170
Shares issued to settle commitment under ELOC agreement				[1]							[1]
Shares issued to settle commitment under ELOC agreement (in Shares)			304,878
Issuance of shares from ELOC exercises			$ 1		3,529					3,530
Issuance of shares from ELOC exercises (in Shares)			3,968,116
Issuance of shares for settlement of debt on related party				[1]	300					300
Issuance of shares for settlement of debt on related party (in Shares)			200,000
Subsidiary consolidation for the first time								(139)	1,739	1,600
Accretion of Noncontrolling interests Subject to Possible Redemption					(1,275)				(514)	(1,789)
Foreign currency translation adjustments								115	128	243
Comprehensive loss for the periord							(27,147)		796	(26,351)
Balance at Mar. 31, 2026			$ 4		$ 185,859		$ (149,674)	$ (24)	$ 6,358	$ 42,523
Balance (in Shares) at Mar. 31, 2026	200		38,215,119

[1]	Less than $1 thousand.